Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Current Inventories

All figures in £ millions	2024	2023
Raw materials	5	4
Work in pro gress	2	1
Finished goods	63	81
Returns asset	4	5
	74	91